ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

	June 30,	December 31,
	2025	2024
Accounts receivable	$2,140,010	1,428,805
Less: allowance for credit losses	(1,455,871)	(1,428,805)
Accounts receivable, net	$684,139	-

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2025	2024
Balance as of the beginning of period	$1,428,805	407,480
Additions charged to bad debt expense	-	1,428,805
Effect of disposal subsidiaries	-	(407,480)
Translation adjustments	27,066	-
Balance as of the end of period	$1,455,871	1,428,805

As of June 30, 2025 and December 31, 2024, the Company has accounts receivable, net of $684,139 and nil. The allowance for doubtful accounts was $1,455,871 and $1,428,805 as of June 30, 2025 and December 31, 2024.